S000047073 [Member] Annual Fund Operating Expenses - AB Global Core Equity Portfolio	Oct. 28, 2025
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.78%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.78%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component3 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.03%